Dividends (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)
Dividends [Abstract]
Distribution of dividends percentage	40.00%
Dividends	S/ 102.0	S/ 19.8	$ 43
Paid to noncontrolling interest parties amount	S/ 86.9	S/ 14.6	$ 26